Capital	12 Months Ended
Dec. 31, 2024
Disclosure of notes and other explanatory information [Abstract]
Capital	Capital
TransAlta’s capital is comprised of the following:

As at Dec. 31	2024	2023	Increase/ (decrease)
Long-term debt(1)	3,808	3,466	342
Exchangeable securities	750	744	6
Bank overdraft	1	3	(2)
Equity
Common shares	3,179	3,285	(106)
Preferred shares	942	942	—
Contributed surplus	42	41	1
Deficit	(2,458)	(2,567)	109
Accumulated other comprehensive income (loss)	41	(164)	205
Non-controlling interests	97	127	(30)
Less: Available cash and cash equivalents(2)	(337)	(348)	11
Less: Principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(17)	—
Less: Fair value (asset) liability of hedging instruments on long-term debt(4)	(7)	5	(12)
Total capital	6,041	5,517	524
(1)Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities, current portion of long-term debt and new debt assumed as part of the Heartland acquisition. Refer to Note 4.
(2)The Company includes available cash and cash equivalents, as a reduction in the calculation of capital, as capital is managed using a net debt position. These funds may be available and used to facilitate repayment of debt.
(3)The Company includes the principal portion of restricted cash on TransAlta OCP bonds as this cash is restricted specifically to repay outstanding debt.
(4)The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.
The Company’s overall capital management strategy and its objectives in managing capital are as follows:
A. Maintain a Strong Financial Position
The Company operates in a long-cycle and capital-intensive commodity business and it is therefore a priority to maintain a strong financial position that enables the Company to access capital markets at reasonable interest rates. Maintaining a strong balance sheet also allows our commercial team to contract the Company’s portfolio with a variety of counterparties on terms and prices that are favourable to the Company’s financial results and provides the Company with better access to capital markets through commodity and credit cycles. The Company has an investment grade credit rating from Morningstar DBRS. In 2024, Moody's reaffirmed the Company's long-term rating of Ba1 with a stable outlook. Morningstar DBRS reaffirmed the Company's issuer rating and unsecured debt/medium-term notes rating of BBB (low) and the Company's preferred shares rating of Pfd-3 (low), all with stable outlooks, and S&P Global Ratings reaffirmed the Company's senior unsecured debt rating and issuer credit rating of BB+ with a stable outlook. The Company remains focused on maintaining a strong financial position and cash flow coverage ratios. Credit ratings provide information relating to the Company's financing costs, liquidity and operations and affect the Company's ability to obtain short and long-term financing and/or the cost of such financing. Management routinely monitors forecasted net earnings, cash flows, capital expenditures and scheduled repayment of debt with a goal of maintaining its credit ratings and to meet dividend and PP&E expenditure requirements.
B. Liquidity
The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit are available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.
For the years ended Dec. 31, 2024 and 2023, cash inflows and outflows are summarized below.

Year ended Dec. 31	2024	2023	Increase (decrease)
Cash flow from operating activities	796	1,464	(668)
Change in non-cash working capital	(38)	(124)	86
Cash flow from operations before changes in working capital	758	1,340	(582)
Dividends paid on common shares	(71)	(58)	(13)
Dividends paid on preferred shares	(52)	(51)	(1)
Distributions paid to subsidiaries’ non-controlling interests	(40)	(223)	183
Property, plant and equipment expenditures	(311)	(875)	564
Inflow	284	133	151
TransAlta maintains sufficient cash balances and committed credit facilities to fund periodic net cash outflows related to its business. At Dec. 31, 2024, $1.5 billion (2023 — $1.4 billion) of the Company’s credit facilities were fully available.
From time to time, TransAlta accesses capital markets, as required, to help fund some of these periodic net cash outflows to maintain its available liquidity and maintain its capital structure and credit metrics within targeted ranges.